NUVEEN FLEXIBLE INCOME FUND

SUPPLEMENT DATED SEPTEMBER 30, 2022

TO THE PROSPECTUS DATED JANUARY 31, 2022

Effective October 31, 2022, Steve T. Peña is added as a portfolio manager of Nuveen Flexible Income Fund. Thomas J. Ray and Susi Budiman will continue to serve as portfolio managers for the Fund.

Steve T. Peña is a Managing Director and Portfolio Manager at Nuveen Asset Management, LLC. Prior to joining the firm in 2015, Mr. Peña was a portfolio risk manager at Ares Management, L.P.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FIP-0922P

NUVEEN FLEXIBLE INCOME FUND

SUPPLEMENT DATED SEPTEMBER 30, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2022

1.	Effective October 31, 2022, Steve T. Peña is added as a portfolio manager of Nuveen Flexible Income Fund. Thomas J. Ray and Susi Budiman will continue to serve as portfolio managers for the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Steve T. Peña*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Will begin serving as a portfolio manager on October 31, 2022. Information provided is as of August 31, 2022.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Steve T. Peña*	Nuveen Flexible Income Fund	A

*	Will begin serving as a portfolio manager on October 31, 2022. Information provided is as of August 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FISAI-0922P